SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	Dec. 31, 2023
Buildings | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	20 years
Buildings | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	40 years
Motor vehicles
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	5 years
Office and computer equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	3 years
Office and computer equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	10 years